Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002066811
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	TCW Specialty Lending LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01966
Entity Tax Identification Number	33-4588344
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false